Long-Term Debt (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended		3 Months Ended				12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended			12 Months Ended			1 Months Ended										1 Months Ended	2 Months Ended	3 Months Ended																						1 Months Ended				1 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 09, 2012	Mar. 31, 2012 September 30, 2012 - December 31, 2012 [Member]	Dec. 31, 2011 September 30, 2012 - December 31, 2012 [Member]	Dec. 31, 2011 June 30, 2014 - March 31, 2015 [Member]	Mar. 31, 2012 March 31, 2013 - March 31, 2014 [Member]	Mar. 31, 2012 June 30, 2014 - December 31, 2014 [Member]	Mar. 31, 2012 March 31, 2015 [Member]	Mar. 31, 2012 June 30, 2015 - September 30, 2015 [Member]	Dec. 31, 2011 June 30, 2015 - September 30, 2015 [Member]	Mar. 31, 2012 December 31, 2015 [Member]	Dec. 31, 2011 December 31, 2015 [Member]	Mar. 31, 2012 March 31, 2016 - September 30, 2016 [Member]	Dec. 31, 2011 March 31, 2016 - September 30, 2016 [Member]	Mar. 31, 2012 December 31, 2016 [Member]	Dec. 31, 2011 December 31, 2016 [Member]	Mar. 31, 2012 March 31, 2017 - June 30, 2017 [Member]	Mar. 31, 2012 August 9, 2017 [Member]	Mar. 31, 2012 Senior Credit Facility [Member]	Dec. 31, 2011 Senior Credit Facility [Member]	Dec. 31, 2010 Senior Credit Facility [Member]	Feb. 09, 2012 Senior Credit Facility [Member]	Apr. 30, 2010 7 7/8% Senior Subordinated Notes [Member]	Mar. 31, 2012 7 7/8% Senior Subordinated Notes [Member]	Dec. 31, 2011 7 7/8% Senior Subordinated Notes [Member]	Mar. 31, 2011 7 7/8% Senior Subordinated Notes [Member]	Dec. 31, 2010 7 7/8% Senior Subordinated Notes [Member]	Apr. 22, 2010 7 7/8% Senior Subordinated Notes [Member]	Mar. 31, 2012 Revolving Credit Facility [Member]	Feb. 09, 2012 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Feb. 28, 2010 Revolving Credit Facility [Member]	Feb. 09, 2012 6 5/8% Senior Subordinated Notes [Member]	Oct. 30, 2011 6 5/8% Senior Subordinated Notes [Member]	Mar. 31, 2012 6 5/8% Senior Subordinated Notes [Member]	Feb. 27, 2012 6 5/8% Senior Subordinated Notes [Member]	Jan. 26, 2012 6 5/8% Senior Subordinated Notes [Member]	Dec. 31, 2011 6 5/8% Senior Subordinated Notes [Member]	Mar. 31, 2011 6 5/8% Senior Subordinated Notes [Member]	Dec. 31, 2010 6 5/8% Senior Subordinated Notes [Member]	Apr. 22, 2010 6 5/8% Senior Subordinated Notes [Member]	Oct. 11, 2007 6 5/8% Senior Subordinated Notes [Member]	Aug. 17, 2006 6 5/8% Senior Subordinated Notes [Member]	Aug. 16, 2005 6 5/8% Senior Subordinated Notes [Member]	Mar. 31, 2012 6 5/8% Senior Subordinated Notes - Series B [Member]	Dec. 31, 2011 6 5/8% Senior Subordinated Notes - Series B [Member]	Mar. 31, 2011 6 5/8% Senior Subordinated Notes - Series B [Member]	Dec. 31, 2010 6 5/8% Senior Subordinated Notes - Series B [Member]	Apr. 22, 2010 6 5/8% Senior Subordinated Notes - Series B [Member]	Aug. 17, 2006 6 5/8% Senior Subordinated Notes - Series B [Member]	Mar. 31, 2012 6 5/8% Senior Subordinated Notes - Series C [Member]	Dec. 31, 2011 6 5/8% Senior Subordinated Notes - Series C [Member]	Mar. 31, 2011 6 5/8% Senior Subordinated Notes - Series C [Member]	Dec. 31, 2010 6 5/8% Senior Subordinated Notes - Series C [Member]	Apr. 22, 2010 6 5/8% Senior Subordinated Notes - Series C [Member]	Oct. 11, 2007 6 5/8% Senior Subordinated Notes - Series C [Member]	Feb. 29, 2012 5 7/8% Senior Subordinated Notes [Member]	Mar. 31, 2012 5 7/8% Senior Subordinated Notes [Member]	Feb. 09, 2012 5 7/8% Senior Subordinated Notes [Member]	Mar. 31, 2011 5 7/8% Senior Subordinated Notes [Member]	Mar. 31, 2009 9 3/4% Senior Notes [Member]	Mar. 31, 2012 9 3/4% Senior Notes [Member]	Dec. 31, 2011 9 3/4% Senior Notes [Member]	Mar. 31, 2011 9 3/4% Senior Notes [Member]	Dec. 31, 2010 9 3/4% Senior Notes [Member]	Apr. 22, 2010 9 3/4% Senior Notes [Member]	Mar. 27, 2009 9 3/4% Senior Notes [Member]	Feb. 09, 2012 Term Loan A 1 Facility [Member]	Feb. 28, 2010 Term Loan A 1 Facility [Member]	Feb. 09, 2012 Term Loan A 2 Facility [Member]	Feb. 28, 2010 Term Loan A 2 Facility [Member]	Feb. 09, 2012 Term Loan A-3 Facility [Member]	Feb. 09, 2012 Term B Facility [Member]	Feb. 28, 2010 Term B Facility [Member]	Feb. 09, 2012 Incremental Facility [Member]	Feb. 28, 2010 Incremental Facility [Member]
Long-term Debt Type (Textual) [Abstract]
Principal payment date						2012-09-30 – 2012-12-31	September 30, 2012 — March 31, 2014	June 30, 2014 — March 30, 2015	2013-03-31 – 2014-03-31	2014-06-30 – 2014-12-31	2015-03-31	2015-06-30 – 2015-09-30	June 30, 2015 — September 30, 2015	2015-12-31	December 31, 2015	2016-03-31 – 2016-09-30	March 31, 2016 - September 30, 2016	2016-12-31	December 31, 2016	2017-03-31 – 2017-06-30	2017-08-09
Interest rate on senior subordinate notes			2.875%	2.875%																							7.875%	7.875%	7.875%	7.875%	7.875%					6.625%		6.625%			6.625%	6.625%	6.625%	6.625%			6.625%	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%		5.875%		5.875%		9.75%	9.75%	9.75%	9.75%	9.75%	9.75%
Tender offer amount																																								$ 700,000
Tender accepted amount																																				483,655
Repurchase tendered amount																																				582,903
Repurchase previous tender accepted amount																																							99,248
Previous tendered amount																																							220
Gross proceeds from the issuance of debt																																																																314,927
Net proceeds from the issuance of debt																										392,000																																		489,000				307,489
Redemption percentage of aggregate principal amount of senior notes																										35.00%																																		35.00%				35.00%
Redemption percentage equal to principal amount include aggregate premium																										100.00%																																		100.00%				100.00%
Additional redeemed percentage of aggregate principal amount																										107.875%																																		105.875%				109.75%
Redemption price percentage of the principal amount to be purchased																																																												101.00%				101.00%
Maximum borrowing limit of incremental loan facility																									100,000								250,000		250,000																																				270,000	270,000	30,000	30,000	100,000	575,000	575,000	300,000	300,000
Line of credit facility maximum borrowing capacity available to subsidiaries																																																																														110,000	110,000
Redemption percentage of issued notes which remain outstanding																										65.00%											98.50%																							65.00%
Aggregate principal amount of Debt issued	2,208,050	2,191,201																													400,000														275,000	216,000	400,000						216,000						275,000			500,000								350,000
Basis of interest rate computation																																																																basis of a 360-day year comprised of twelve 30-day months
Letter of credit outstanding																																8,364		9,364
Remaining borrowing capacity under revolving credit facility	241,636	240,636
Principal amount of debt extinguished																																				500,000	47,900
Loss (gain) on extinguishment of debt	29,972	677	17,398	(3,320)																																		(29,972)
Ratio of indebtedness to net capital two																							100.00%
Ratio of indebtedness to net capital minimum																						1.00		1.00
Ratio of indebtedness to net capital one																						5.00		5.00
Additional Long-term Debt (Textual) [Abstract]
Amortization of discount		32,673
Balance outstanding under revolving credit facility	0	0
Additional Senior credit facility		200,000			200,000
Senior debt ratio			3.25		3.25
Reduced percentage of consolidated excess cash flow to repay outstanding loan			25.00%
Reduced percentage of consolidated excess cash flow to repay outstanding loan two	0.00%	0.00%
Percentage of excess cash flow to repay outstanding debt		50.00%
Description of Interest Computation	360-day year comprised of twelve 30-day months
Aggregate cash payment in connection with tender offer	$ 613,887